Subordinated loans - Additional information (Details) € in Millions, $ in Millions		1 Months Ended		6 Months Ended
		Apr. 30, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	May 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Subordinated loans				€ 16,566			€ 17,878
Redemption of subordinated loans	[1]			€ 65,413	€ 50,636
4.13% Fixed Rate Subordinated Green Tier 2 Notes
Disclosure of detailed information about borrowings [line items]
Subordinated loans						€ 1,250
Borrowings, interest rate						4.13%
2% Fixed Rate Subordinated Tier 2 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.00%
Redemption of subordinated loans			€ 750
6.5% Perpetual Additional Tier 1 Contingent Convertible Capital Securities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.50%
Redemption of subordinated loans | $		$ 1,250

[1]	Cash flows are reported on a gross basis and include investments and borrowings of short term securities